Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2023